Provisions - Sensitivity analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 MXN ($)
Main actuarial assumptions
Employee benefits
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if increase in actuarial assumption	$ (430)
Increase or decrease on obligations if decrease in actuarial assumption	$ 473
Medical benefits
Employee benefits
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if increase in actuarial assumption	$ 231
Increase or decrease on obligations if decrease in actuarial assumption	$ (210)
Annual salary growth
Employee benefits
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if increase in actuarial assumption	$ 13
Increase or decrease on obligations if decrease in actuarial assumption	$ (12)
Annual INPC growth
Employee benefits
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if increase in actuarial assumption	$ 14
Increase or decrease on obligations if decrease in actuarial assumption	(14)
Mortality
Employee benefits
Increase or decrease on obligations if increase in actuarial assumption	(61)
Increase or decrease on obligations if decrease in actuarial assumption	$ 58
Decrease in mortality (years)	2 years